                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                           EXPIRED ON AUGUST 14, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [x  ]; Amendment Number:  2
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 220
             Baltimore, Maryland  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner          Baltimore, Maryland          8/14/00
           ------------------          -------------------          -------
               [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------------------------

Form 13F Information Table Entry Total:    16
                                           ------------------------------

Form 13F Information Table Value Total:    $378,386
                                           -----------------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5               COLUMN 6         COLUMN 7
---------------------  --------     ----------    --------   ---------------------------    ----------        --------
                       TITLE OF                    VALUE       SHRS OR     SH/    PUT/      INVESTMENT         OTHER
   NAME OF ISSUER       CLASS         CUSIP       (x$1000)     PRN AMT     PRN    CALL      DISCRETION        MANAGERS

Atlantic Richfield      Common      048825103     76,250       881,500     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

Comsat Corp.            Common      20564D107      9,584       482,220     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

Foamex International    Common      344123104      1,885       226,800     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

GTE Corp                Common      362320103     11,290       160,000     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

Hannaford Brothers      Common      410550107     53,579       773,000     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

Howmet International    Common      443208103      2,016       111,600     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

MCN Energy Group        Common      55267J100      1,275        53,700     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

MediaOne                Common      58440J104     91,845     1,195,700     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

Monsanto                Common      611662107      1,772        50,000     SH     CALL        SOLE
------------------------------------------------------------------------------------------------------------------------

Shorewood Packaging     Common      825229107      2,473       130,600     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

United Water            Common      913190104      3,125        91,400     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

US West, Inc.           Common      91273H101     74,959     1,041,100     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

US West, Inc.           Common      91273H101      7,200       100,000     SH     CALL        SOLE
------------------------------------------------------------------------------------------------------------------------

Warner Lambert          Common      934488107     33,594       410,000     SH                 SOLE
------------------------------------------------------------------------------------------------------------------------

Warner Lambert          Common      934488107      2,458        30,000     SH     CALL        SOLE
------------------------------------------------------------------------------------------------------------------------

AT&T                    Common      001957109      5,081       100,000     SH     PUT         SOLE
------------------------------------------------------------------------------------------------------------------------


      COLUMN 1                              COLUMN 8
---------------------          -------------------------------
                                        VOTING AUTHORITY
   NAME OF ISSUER               SOLE        SHARED      NONE
Atlantic Richfield              SOLE
------------------------------------------------------------------

Comsat Corp.                    SOLE
------------------------------------------------------------------

Foamex International            SOLE
------------------------------------------------------------------

GTE Corp                        SOLE
------------------------------------------------------------------

Hannaford Brothers              SOLE
------------------------------------------------------------------

Howmet International            SOLE
------------------------------------------------------------------

MCN Energy Group                SOLE
------------------------------------------------------------------

MediaOne                        SOLE
------------------------------------------------------------------

Monsanto                                                NONE
------------------------------------------------------------------

Shorewood Packaging             SOLE
------------------------------------------------------------------

United Water                    SOLE
------------------------------------------------------------------

US West, Inc.                   SOLE
------------------------------------------------------------------

US West, Inc.                                           NONE
------------------------------------------------------------------

Warner Lambert                  SOLE
------------------------------------------------------------------

Warner Lambert                                          NONE
------------------------------------------------------------------

AT&T                                                    NONE
------------------------------------------------------------------